United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/22

Date of Reporting Period: Six months ended 11/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2021

Share Class | Ticker	Institutional | PIEFX	R6 | FRIEX

Federated Hermes Emerging Markets Equity Fund
Successor to the PNC Emerging Markets Equity Fund Established 2017

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2021 through November 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	32.4%
Taiwan	15.9%
South Korea	14.0%
India	6.8%
Argentina	4.1%
Russia	4.0%
Brazil	2.9%
Singapore	2.6%
Vietnam	2.2%
Poland	1.9%
Malaysia	1.8%
Indonesia	1.6%
Hungary	1.4%
South Africa	1.4%
Hong Kong	1.0%
Other[2]	2.8%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	1.4%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 94.0% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

At November 30, 2021, the Fund’s sector classification1 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	27.5%
Financials	14.9%
Communication Services	12.8%
Industrials	11.8%
Consumer Discretionary	8.3%
Materials	7.5%
Health Care	6.0%
Consumer Staples	3.4%
Energy	3.3%
Real Estate	1.3%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities—Net[3]	1.4%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
November 30, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.8%
		Argentina—4.1%
4,181	[1]	Globant SA	$1,108,007
945	[1]	Mercadolibre, Inc.	1,123,047
		TOTAL	2,231,054
		Brazil—2.9%
62,719	[1]	3R Petroleum Oleo e Gas SA	308,137
58,780		Locaweb Servicos de Internet SA	137,910
36,502		Notre Dame Intermedica Participacoes SA	399,052
73,269		Petroleo Brasileiro SA	392,812
10,775	[1]	XP, Inc.	309,027
		TOTAL	1,546,938
		China—32.4%
33,291	[1]	360 Finance, Inc., ADR	775,014
94,219	[1]	Alibaba Group Holding Ltd.	1,510,806
124,956		China Merchants Bank Co. Ltd.	965,538
471,000		China Molybdenum Co. Ltd.	288,064
10,100		Contemporary Amperex Technology Co. Ltd.	1,076,139
60,743		Ganfeng Lithium Co. Ltd.	1,174,128
68,500		GoerTek, Inc.	556,611
1,690		Kweichow Moutai Co. Ltd.	512,175
264,500	[1]	Medlive Technology Co. Ltd.	1,344,510
61,100		Nari Technology Development Co. Ltd.	395,975
4,212	[1]	Pinduoduo, Inc., ADR	280,098
47,250		Shenzhen Inovance Technology Co. Ltd.	484,346
19,800		Sunny Opitcal Technology Group Co. Ltd.	593,683
41,364		Tencent Holdings Ltd.	2,436,858
90,800		Wuxi Lead Intelligent Equipment Co. Ltd.	1,122,317
87,559	[1]	WuXi PharmaTech, Inc.	1,192,455
212,101		Xinyi Solar Holdings Ltd.	385,834
31,300		Yunnan Energy New Material Co. Ltd.	1,246,942
798,022		Zijin Mining Group Co. Ltd.	1,060,209
		TOTAL	17,401,702
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Egypt—0.5%
222,970		Integrated Diagnostics Holdings PLC	$289,561
		Hong Kong—1.0%
51,194		AIA Group Ltd.	538,660
		Hungary—1.4%
13,285	[1]	OTP Bank RT	734,170
		India—6.8%
14,021		HDFC Bank Ltd., ADR	917,955
18,289	[1]	One 97 Communications Ltd.	413,612
36,803		Relaxo Footwears Ltd.	633,993
35,719		Reliance Industries Ltd.	1,149,268
45,217		Varun Beverages Ltd.	540,085
		TOTAL	3,654,913
		Indonesia—1.6%
1,654,470		PT Bank Central Asia	840,375
		Kazakhstan—0.8%
3,232	[2]	Kaspi.Kz JSC, GDR	417,367
		Kenya—0.8%
1,348,902		Safaricom Ltd.	453,758
		Malaysia—1.8%
757,600		Frontken Corp. Bhd	676,787
211,900		Press Metal Aluminium Holdings Bhd	269,247
		TOTAL	946,034
		Poland—1.9%
38,825	[1]	AmRest Holdings S.E.	266,726
9,292	[1]	Dino Polska SA	769,952
		TOTAL	1,036,678
		Russia—4.0%
10,234	[2]	TCS Group Holding PLC, GDR	978,128
16,615	[1]	Yandex NV	1,195,283
		TOTAL	2,173,411
		Singapore—2.6%
4,805	[1]	Sea Ltd., ADR	1,384,176
		South Africa—1.4%
6,350		Capitec Bank Holdings Ltd.	726,648
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—14.0%
2,483		Ecopro BM Co. Ltd.	$1,126,489
13,736		Kakao Corp.	1,397,986
4,666		Samsung Electro-Mechanics Co.	659,060
31,587		Samsung Electronics Co. Ltd.	1,906,646
3,510		Samsung SDI Co. Ltd.	2,037,176
4,437		SK Hynix, Inc.	429,003
		TOTAL	7,556,360
		Taiwan—15.9%
45,049		Accton Technology Corp.	462,956
24,063		AirTac International Group, Rights	728,453
7,522		ASPEED Technology, Inc.	902,183
34,525		Hiwin Technologies Corp.	351,152
39,704		MediaTek, Inc.	1,429,252
9,858		Momo.com, Inc.	623,991
3,710		Silergy Corp.	623,515
139,385		Taiwan Semiconductor Manufacturing Co. Ltd.	2,965,410
38,265		Win Semiconductors Corp.	491,994
		TOTAL	8,578,906
		Thailand—0.6%
194,104		Muangthai Capital PCL	322,793
		Uruguay—0.1%
2,061	[1]	DLocal Ltd.	68,425
		Vietnam—2.2%
110,640		JSC Bank of Foreign Trade of Vietnam	483,488
186,490		Vinhomes Joint Stock Company	695,224
		TOTAL	1,178,712
		TOTAL COMMON STOCKS (IDENTIFIED COST $39,111,607)	52,080,641
		INVESTMENT COMPANY—1.8%
954,336		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[3] (IDENTIFIED COST $ 954,516)	954,431
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $40,066,123)[4]	53,035,072
		OTHER ASSETS AND LIABILITIES - NET—1.4%[5]	754,790
		TOTAL NET ASSETS—100%	$53,789,862
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Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$219,710	$2,629,122	$2,848,832
Purchases at Cost	$1,951,759	$14,885,730	$16,837,489
Proceeds from Sales	$(2,171,469)	$(16,560,271)	$(18,731,740)
Change in Unrealized Appreciation/(Depreciation)	NA	$(551)	$(551)
Net Realized Gain/(Loss)	NA	$401	$401
Value as of 11/30/2021	$—	$954,431	$954,431
Shares Held as of 11/30/2021	—	954,336	954,336
Dividend Income	$17	$275	$292
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2021, these restricted securities amounted to $1,395,495, which represented 2.6% of total net assets.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$15,576,336	$36,504,305	$—	$52,080,641
Investment Company	954,431	—	—	954,431
TOTAL SECURITIES	$16,530,767	$36,504,305	$—	$53,035,072
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,				Period Ended 5/31/2017[3]
		2021	2020[2]	2019	2018
Net Asset Value, Beginning of Period	$20.47	$12.16	$11.23	$13.23	$11.09	$10.00
Income From Investment Operations:
Net investment income (loss)[4]	0.02	(0.03)	(0.00)[5]	0.05	0.03	0.03
Net realized and unrealized gain (loss)	(1.08)	8.34	0.98	(1.84)	2.17	1.04
TOTAL FROM INVESTMENT OPERATIONS	(1.06)	8.31	0.98	(1.79)	2.20	1.07
Less Distributions:
Distributions from net investment income	—	—	(0.05)	(0.02)	(0.03)	—
Distributions from net realized gain	—	—	—	(0.19)	(0.03)	—
TOTAL DISTRIBUTIONS	—	—	(0.05)	(0.21)	(0.06)	—
Payment by Affiliate[4]	—	—	—	—[5,6]	—	0.02[7]
Net Asset Value, End of Period	$19.41	$20.47	$12.16	$11.23	$13.23	$11.09
Total Return[8]	(5.18)%	68.34%	8.74%	(13.38)%[6]	19.84%	10.90%[7]
Ratios to Average Net Assets:
Net expenses[9]	0.98%[10]	0.98%	1.11%	1.25%	1.25%	1.25%[10]
Net investment income (loss)	0.18%[10]	(0.19)%	(0.04)%	0.43%	0.26%	1.71%[10]
Expense waiver/reimbursement[11]	0.71%[10]	1.07%	2.07%	1.06%	0.83%	2.29%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,641	$53,660	$13,749	$11,557	$13,392	$11,107
Portfolio turnover[12]	20%	13%	39%	34%	36%	7%
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1
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into Federated Emerging Markets Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Reflects operations for the period from March 31, 2017 (date operations of the Predecessor Fund commenced) to May 31, 2017.
4
Per share data calculated using average shares method.
5
Represents less than $0.01.
6
During the year ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the “former Adviser”) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
During the period ended May 31, 2017, a payment was made by the former Adviser to offset a trade error in the Fund. Excluding this item, the total return would have been 10.80% for Class I Shares.
8
Based on net asset value. Total returns for periods less than one year are not annualized.
9
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
10
Computed on an annualized basis.
11
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
12
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout The Period)
Six Months Ended (unaudited) 11/30/2021[1]
Net Asset Value, Beginning of Period	$20.80
Income From Investment Operations:
Net investment income (loss) [2]	(0.01)
Net realized and unrealized gain (loss)	(1.38)
TOTAL FROM INVESTMENT OPERATIONS	(1.39)
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$19.41
Total Return[3]	(6.68)%
Ratios to Average Net Assets:
Net expenses[4]	0.92%[5]
Net investment income (loss)	(0.78)%[5]
Expense waiver/reimbursement[6]	0.83%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$149
Portfolio turnover[7]	20%[8]
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to November 30, 2021.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended November 30, 2021.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
November 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $954,431 of investment in an affiliated holding* (identified cost $40,066,123)		$53,035,072
Cash denominated in foreign currencies (identified cost $670,820)		662,607
Receivable for shares sold		198,555
Receivable for investments sold		154,402
Income receivable		14,379
Prepaid expenses		8,010
TOTAL ASSETS		54,073,025
Liabilities:
Payable for investments purchased	$159,202
Payable for shares redeemed	56,586
Payable for capital gains taxes withheld	30,560
Payable for portfolio accounting fees	36,646
Payable for investment adviser fees (Note 5)	169
TOTAL LIABILITIES		283,163
Net assets for 2,770,628 shares outstanding		$53,789,862
Net Assets Consists of:
Paid-in capital		$44,097,797
Total distributable earnings (loss)		9,692,065
TOTAL NET ASSETS		$53,789,862
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($53,640,874 ÷ 2,762,953 shares outstanding), no par value, unlimited shares authorized		$19.41
Class R6 Shares:
Net asset value per share ($148,988 ÷ 7,675 shares outstanding), no par value, unlimited shares authorized		$19.41
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended November 30, 2021 (unaudited)

Investment Income:
Dividends (including $275 received from an affiliated holding* and net of foreign taxes withheld of $32,452)			$333,113
Net income on securities loaned (includes $17 earned from an affiliated holding* related to cash collateral balances)			5,468
TOTAL INCOME			338,581
Expenses:
Investment adviser fee (Note 5)		$261,669
Administrative fee (Note 5)		23,220
Custodian fees		46,138
Transfer agent fees (Note 2)		18,447
Directors’/Trustees’ fees (Note 5)		479
Auditing fees		16,029
Legal fees		5,653
Portfolio accounting fees		68,268
Share registration costs		24,722
Printing and postage		9,301
Miscellaneous (Note 5)		16,309
TOTAL EXPENSES		490,235
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(198,083)
Reimbursements of other operating expenses (Notes 2 and 5)	(7,188)
TOTAL WAIVER AND REIMBURSEMENTS		(205,271)
Net expenses			284,964
Net investment income			53,617
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $401 on sales of investments in an affiliated holding*) and foreign currency transactions			(2,576,899)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(551) of investments in an affiliated holding*)			(566,857)
Net realized and unrealized loss on investments and foreign currency transactions			(3,143,756)
Change in net assets resulting from operations			$(3,090,139)
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2021	Year Ended 5/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$53,617	$(54,081)
Net realized gain (loss)	(2,576,899)	50,570
Net change in unrealized appreciation/depreciation	(566,857)	10,488,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,090,139)	10,485,477
Share Transactions:
Proceeds from sale of shares	20,285,273	33,799,621
Cost of shares redeemed	(17,065,183)	(4,373,715)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,220,090	29,425,906
Change in net assets	129,951	39,911,383
Net Assets:
Beginning of period	53,659,911	13,748,528
End of period	$53,789,862	$53,659,911
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2021 (unaudited)
1. Organization
Federated Hermes Adviser Series, (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Emerging Markets Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. Class R6 Shares commenced operations on August 26, 2021. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Kaspi.Kz JSC, GDR	8/13/2021	$364,901	$417,367
TCS Group Holding PLC, GDR	2/5/2020	$257,900	$978,128
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $205,271 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended November 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$18,445	$(7,120)
Class R6 Shares	2	—
TOTAL	$18,447	$(7,120)
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain
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operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2021, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	986,110	$20,128,469	1,756,288	$ 33,799,621
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(845,051)	(17,065,183)	(265,298)	(4,373,715)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	141,059	$3,063,286	1,490,990	$ 29,425,906
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	Six Months Ended 11/30/2021[1]		Year Ended 5/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,675	$156,804	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	7,675	$156,804	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	148,734	$3,220,090	1,490,990	$ 29,425,906
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to November 30, 2021.
4. FEDERAL TAX INFORMATION
At November 30, 2021, the cost of investments for federal tax purposes was $40,066,123. The net unrealized appreciation of investments for federal tax purposes was $12,968,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,787,128 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,818,179.
As of May 31, 2021, the Fund had a capital loss carryforward of $658,260 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$191,581	$466,679	$658,260
Under current tax rules a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2021, for federal income tax purposes, a late year ordinary loss of $52,948 was deferred to June 1, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons
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such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2021, the Adviser voluntarily waived $197,216 of its fee and voluntarily reimbursed $7,120 of transfer agent fees and $68 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended November 30, 2021, the Adviser reimbursed $867.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.92% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2021, were as follows:
Purchases	$15,377,923
Sales	$10,991,889
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. A substantial portion of the Fund’s portfolio may be comprised of securities that are incorporated in China. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the six months ended November 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the six months ended November 30, 2021, the program was not utilized.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and
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consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual
Institutional Shares	$ 1,000.00	$ 948.20	$ 4.79
Class R6 Shares	$ 1,000.00	$ 933.20	$[2]2.36
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$ 1,000.00	$ 1,020.16	$ 4.96
Class R6 Shares	$ 1,000.00	$ 1,020.46	$[2]4.66
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1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.98%
Class R6 Shares	0.92%
2
“Actual” expense information for the Fund’s Class R6 Shares is for the period from August 26, 2021 (commencement of operations) to November 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.92% multiplied by 97/365 (to reflect the period from initial investment to November 30, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period):
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Emerging Markets Equity Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For both the one-year and three-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received
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by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Emerging Markets Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Emerging Markets Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A598
CUSIP 31423A580
Q454738 (1/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2021

Share Class | Ticker	A | PMIEX	C | PIUCX	Institutional | PIUIX	R6 | PEIRX

Federated Hermes International Equity Fund
Successor to the PNC International Equity Fund Established 1997

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2021 through November 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets[2]
Japan	13.6%
United Kingdom	12.2%
South Korea	8.3%
France	6.5%
Germany	5.8%
Canada	5.6%
Sweden	5.1%
China	4.2%
Norway	4.0%
Switzerland	3.5%
Other[3]	28.8%
Cash Equivalents[4]	2.2%
Other Assets and Liabilities—Net[5]	0.2%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3
For purposes of this table, country classifications constitute 68% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At November 30, 2021, the Fund’s sector classification composition1 was as follows:
Sector Classification	Percentage of Total Net Assets[2]
Information Technology	17.1%
Consumer Discretionary	15.7%
Financials	15.6%
Industrials	11.7%
Materials	11.5%
Health Care	9.7%
Communication Services	8.4%
Consumer Staples	4.9%
Energy	1.6%
Real Estate	1.4%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—48.3%
		Austria—0.5%
189,515		Andritz AG	$9,010,199
		Belgium—1.3%
51,200		D’Ieteren Group	9,316,170
109,412		Solvay SA	12,237,114
		TOTAL	21,553,284
		Canada—3.9%
2,174,000		Lundin Mining Corp.	17,069,334
199,210		Magna International, Inc., Class A	14,931,588
426,115		Methanex Corp.	17,021,918
236,016		Toronto Dominion Bank	16,655,714
		TOTAL	65,678,554
		Chile—0.6%
545,900		Antofagasta PLC	9,968,980
		China—0.5%
4,967,000		Weichai Power Co. Ltd., Class H	8,828,240
		Colombia—0.7%
729,100		Bancolombia SA	5,907,626
177,100		Bancolombia SA, ADR	5,642,406
		TOTAL	11,550,032
		France—3.2%
182,000		Ipsos	8,258,073
86,300		Michelin, Class B	12,748,175
334,078		Publicis Groupe	21,652,458
126,557		Vinci SA	11,937,921
		TOTAL	54,596,627
		Germany—5.2%
181,300		BASF SE	11,902,639
720,593		Deutsche Telekom AG, Class REG	12,742,781
276,465	[1]	FinTech Group AG	6,638,067
204,300		Fresenius SE & Co KGaA	7,764,823
73,600		Hannover Rueckversicherung SE	12,898,026
128,800		HeidelbergCement AG	8,644,542
40,566		Linde PLC	12,905,667
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
52,500		Muenchener Rueckversicherungs-Gesellschaft AG	$14,192,426
		TOTAL	87,688,971
		Greece—0.2%
242,400		Jumbo SA.	3,395,361
		India—0.7%
531,020		Infosys Ltd., ADR	11,990,432
		Ireland—1.2%
4,889,054	[1]	Greencore Group PLC	8,120,662
98,100	[1]	Jazz Pharmaceuticals PLC	11,759,247
		TOTAL	19,879,909
		Italy—0.1%
1,358,089	[1]	Trevi Finanziaria SpA	1,492,391
		Japan—7.0%
307,300		Asahi Group Holdings Ltd.	11,422,719
718,000		Brother Industries Ltd.	12,323,986
1,064,700		Daicel Corp.	7,338,709
117,200		Daito Trust Construction Co. Ltd.	12,687,761
461,300		Honda Motor Co., Ltd.	12,596,182
338,700		KDDI Corp.	9,864,188
2,095,000		Marubeni Corp.	18,745,938
152,600		Sony Group Corp.	18,596,317
437,700		Sumitomo Mitsui Trust Holdings, Inc.	13,737,534
		TOTAL	117,313,334
		Norway—2.9%
824,644		DNB Bank ASA	18,022,937
424,949		SpareBaken Vest	4,514,879
907,153		SpareBank 1 SR-Bank ASA	12,553,943
292,300		Yara International ASA	14,338,588
		TOTAL	49,430,347
		Puerto Rico—0.9%
189,900		Popular, Inc.	14,778,018
		Russia—0.9%
8,422,100		Alrosa AO	14,629,443
		Singapore—0.6%
572,399		United Overseas Bank Ltd.	10,645,915
		South Korea—5.7%
60,059		Hyundai Mobis	11,216,792
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
250,700		Kia Corp.	$16,517,859
36,090		Korea Tobacco & Ginseng Corp.	2,492,607
103,600		LG Electronics, Inc.	9,996,152
933,800		LG UPlus Corp.	10,612,875
240,030		Samsung Electronics Co. Ltd.	14,488,626
462,340		Shinhan Financial Group Co. Ltd.	13,528,155
170,600		SK Hynix, Inc.	16,494,892
		TOTAL	95,347,958
		Sweden—2.3%
448,600	[1]	Duni AB	5,981,552
325,826		Loomis AB	8,432,307
497,200	[1]	SKF Ab, Class B	11,362,094
1,188,744		Svenska Handelsbanken AB	12,600,682
		TOTAL	38,376,635
		Switzerland—0.8%
171,566		Novartis AG	13,714,280
		Taiwan—0.8%
2,434,000		Catcher Technology Co. Ltd.	13,506,319
		Thailand—1.3%
4,889,300		Siam Commercial Bank PLC	17,659,143
1,564,700		Tisco Financial Group PLC	4,169,951
		TOTAL	21,829,094
		United Kingdom—7.0%
849,100		Amcor PLC	9,611,812
2,258,187	[1]	Babcock International Group PLC	8,860,621
317,869		BELLWAY PLC	13,143,884
309,248		Bunzl PLC	11,773,381
8,374,841	[1]	Cineworld Group PLC	5,222,930
233,800		Coca-Cola European Partners PLC	11,542,706
1,099,868		Inchcape PLC	12,139,689
567,506		Mondi PLC, SAF	13,131,532
143,098		Mondi PLC, UK	3,259,376
132,026		Next PLC	13,758,071
7,404,835		Taylor Wimpey PLC	15,567,850
		TOTAL	118,011,852
		TOTAL COMMON STOCKS (IDENTIFIED COST $656,982,771)	813,216,175
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SpA, Warrants (IDENTIFIED COST $1,427,898 )	$72,117
		INVESTMENT COMPANIES—51.5%
18,550,594		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[2]	18,550,594
13,468,856		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[2]	13,470,203
44,302,021		Federated Hermes International Growth Fund, Institutional Shares	834,650,066
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $529,255,961)	866,670,863
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,187,666,630)[3]	1,679,959,155
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	3,973,964
		TOTAL NET ASSETS—100%	$1,683,933,119
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes International Growth Fund*	Total of Affiliated Transactions
Value as of 5/31/2021	$ 642,311	$ 107,288	$834,070,761	$834,820,360
Purchases at Cost	$ 181,846,018	$ 81,441,533	$37,338,000	$300,625,551
Proceeds from Sales	$(163,937,735)	$(68,079,275)	$ (45,000,000)	$(277,017,010)
Change in Unrealized Appreciation/ Depreciation	N/A	$(1,342)	$3,686,650	$3,685,308
Net Realized Gain/(Loss)	N/A	$1,999	$4,554,655	$4,556,654
Value as of 11/30/2021	$18,550,594	$13,470,203	$834,650,066	$866,670,863
Shares Held as of 11/30/2021	18,550,594	13,468,856	44,302,020	76,321,470
Dividend Income	$3,990	$819	—	$4,809
*
At November 30, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.
Semi-Annual Shareholder Report

The Fund invests in Federated Hermes International Growth Fund (FIGRF), a diversified portfolio of Federated Hermes Adviser Series (Adviser Series) which is also managed by the Adviser. Adviser Series is an open-ended management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FIGRF is to seek to provide long-term capital appreciation. Income distributions from FIGRF are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FIGRF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At November 30, 2021, the Fund’s investment in FIGRF represents a significant number of the outstanding shares of FIGRF. Therefore, the financial statements of FIGRF are included within this report.
1
Non-income-producing security.
2
7-day net yield.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$380,902,940	$432,313,235	$—	$813,216,175
Warrants
International	72,117	—	—	72,117
Investment Companies	866,670,863	—	—	866,670,863
TOTAL SECURITIES	$1,247,645,920	$432,313,235	$—	$1,679,959,155
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,
		2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$32.75	$21.95	$22.13	$24.57	$21.70	$18.42
Income From Investment Operations:
Net investment income (loss)[3]	0.06	0.12	0.09	0.24	0.25	0.20
Net realized and unrealized gain (loss)	(1.52)	10.95	(0.01)	(2.11)	2.74	3.22
TOTAL FROM INVESTMENT OPERATIONS	(1.46)	11.07	0.08	(1.87)	2.99	3.42
Less Distributions:
Distributions from net investment income	—	(0.27)	(0.26)	(0.17)	(0.12)	(0.14)
Distributions from net realized gain	—	—	—	(0.40)	—	—
TOTAL DISTRIBUTIONS	—	(0.27)	(0.26)	(0.57)	(0.12)	(0.14)
Payment by Affiliate	—	—	—	0.00[4,5]	0.00[4,6]	—
Net Asset Value, End of Period	$31.29	$32.75	$21.95	$22.13	$24.57	$21.70
Total Return[7]	(4.46)%	50.59%	0.22%	(7.43)%[5]	13.86%[6]	18.70%
Ratios to Average Net Assets:
Net expenses[8]	0.77%[9]	1.15%	1.22%	1.25%	1.20%[10]	1.28%
Net investment income	0.35%[9]	0.45%	0.42%	1.01%	1.04%[10]	1.05%
Expense waiver/reimbursement[11]	0.53%[9]	0.15%	0.21%	0.06%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,456	$47,387	$39,253	$58,932	$68,019	$58,740
Portfolio turnover[12]	11%	44%	36%	28%	33%	32%
Semi-Annual Shareholder Report

1
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income would have been lower.
11
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
12
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,
		2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$31.12	$20.87	$21.12	$23.50	$20.81	$17.66
Income From Investment Operations:
Net investment income (loss)[3]	(0.07)	(0.07)	(0.00)[4]	0.08	0.10	0.01
Net realized and unrealized gain (loss)	(1.43)	10.40	(0.09)	(2.02)	2.59	3.14
TOTAL FROM INVESTMENT OPERATIONS	(1.50)	10.33	(0.09)	(1.94)	2.69	3.15
Less Distributions:
Distributions from net investment income	—	(0.08)	(0.16)	(0.04)	(0.00)[4]	(0.00)[4]
Distributions from net realized gain	—	—	—	(0.40)	—	—
TOTAL DISTRIBUTIONS	—	(0.08)	(0.16)	(0.44)	(0.00)[4]	(0.00)[4]
Payment by Affiliate	—	—	—	0.00[4,5]	0.00[4,6]	—
Net Asset Value, End of Period	$29.62	$31.12	$20.87	$21.12	$23.50	$20.81
Total Return[7]	(4.82)%	49.53%	(0.54)%	(8.11)%[5]	13.00%[6]	17.86%
Ratios to Average Net Assets:
Net expenses[8]	1.52%[9]	1.90%	1.96%	1.97%	1.96%	1.96%
Net investment income (loss)	(0.41)%[9]	(0.28)%	(0.02)%	0.35%	0.46%	0.05%
Expense waiver/reimbursement[10]	0.53%[9]	0.17%	0.36%	0.55%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,407	$6,032	$4,978	$5,895	$4,909	$3,108
Portfolio turnover[11]	11%	44%	36%	28%	33%	32%
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,
		2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$33.10	$22.17	$22.34	$24.79	$21.90	$18.58
Income From Investment Operations:
Net investment income (loss)[3]	0.10	0.20	0.24	0.30	0.32	0.22
Net realized and unrealized gain (loss)	(1.54)	11.07	(0.10)	(2.12)	2.76	3.28
TOTAL FROM INVESTMENT OPERATIONS	(1.44)	11.27	0.14	(1.82)	3.08	3.50
Less Distributions:
Distributions from net investment income	—	(0.34)	(0.31)	(0.23)	(0.19)	(0.18)
Distributions from net realized gain	—	—	—	(0.40)	—	—
TOTAL DISTRIBUTIONS	—	(0.34)	(0.31)	(0.63)	(0.19)	(0.18)
Payment by Affiliate	—	—	—	0.00[4,5]	0.00[4,6]	—
Net Asset Value, End of Period	$31.66	$33.10	$22.17	$22.34	$24.79	$21.90
Total Return[7]	(4.35)%	51.01%	0.47%	(7.12)%[5]	14.07%[6]	19.02%
Ratios to Average Net Assets:
Net expenses[8]	0.52%[9]	0.90%	0.96%	0.94%	0.97%	0.98%
Net investment income	0.60%[9]	0.71%	1.04%	1.28%	1.35%	1.11%
Expense waiver/reimbursement[10]	0.55%[9]	0.18%	0.07%	0.00%[11]	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$992,981	$1,034,047	$769,635	$939,068	$1,334,669	$995,486
Portfolio turnover[12]	11%	44%	36%	28%	33%	32%
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Represents less than 0.01%.
12
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,		Period Ended 5/31/2019[3]
		2021	2020[2]
Net Asset Value, Beginning of Period	$33.11	$22.18	$22.34	$25.51
Income From Investment Operations:
Net investment income (loss)[4]	0.11	0.21	0.24	0.39
Net realized and unrealized gain (loss)	(1.54)	11.07	(0.08)	(2.92)
TOTAL FROM INVESTMENT OPERATIONS	(1.43)	11.28	0.16	(2.53)
Less Distributions:
Distributions from net investment income	—	(0.35)	(0.32)	(0.24)
Distributions from net realized gain	—	—	—	(0.40)
TOTAL DISTRIBUTIONS	—	(0.35)	(0.32)	(0.64)
Payment by Affiliate	—	—	—	0.00[5,6]
Net Asset Value, End of Period	$31.68	$33.11	$22.18	$22.34
Total Return[7]	(4.32)%	51.04%	0.56%	(9.17)%[6]
Ratios to Average Net Assets:
Net expenses[8]	0.48%[9]	0.86%	0.90%	0.89%[9]
Net investment income	0.64%[9]	0.75%	1.07%	1.76%[9]
Expense waiver/reimbursement[10]	0.51%[9]	0.14%	0.10%	0.02%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$647,089	$676,137	$502,786	$595,000
Portfolio turnover[11]	11%	44%	36%	28%[12]
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous period was audited by another independent registered public accounting firm.
3
Reflects operations for the period from June 11, 2018 (commencement of operations) to May 31, 2019.
4
Per share numbers have been calculated using the average shares method.
5
Represents less than $0.01.
6
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
Based on net asset value. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Securities that mature are considered sales for purposes of this calculation.
12
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $866,670,863 of investment in affiliated holdings* (identified cost $1,187,666,630)		$1,679,959,155
Cash		1,462,897
Cash denominated in foreign currencies (identified cost $161,376)		161,376
Receivable for investments sold		2,856,072
Income receivable		3,785,436
Receivable for shares sold		1,105,837
TOTAL ASSETS		1,689,330,773
Liabilities:
Payable for investments purchased	$874,232
Payable for shares redeemed	3,743,226
Payable for capital gains taxes withheld	537,467
Payable for investment adviser fee (Note 5)	17,884
Payable for other service fees (Notes 2 and 5)	11,748
Payable for administrative fee (Note 5)	4,123
Payable for distribution services fee (Note 5)	3,522
Payable for Directors’/Trustees’ fees (Note 5)	683
Accrued expenses (Note 5)	204,769
TOTAL LIABILITIES		5,397,654
Net assets for 53,195,722 shares outstanding		$1,683,933,119
Net Assets Consists of:
Paid-in capital		$1,008,461,602
Total distributable earnings (loss)		675,471,517
TOTAL NET ASSETS		$1,683,933,119
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($38,456,298 ÷ 1,228,991 shares outstanding) no par value, unlimited shares authorized	$31.29
Offering price per share (100/94.50 of $31.29)	$33.11
Redemption proceeds per share	$31.29
Class C Shares:
Net asset value per share ($5,406,600 ÷ 182,545 shares outstanding) no par value, unlimited shares authorized	$29.62
Offering price per share	$29.62
Redemption proceeds per share (99.00/100 of $29.62)	$29.32
Institutional Shares:
Net asset value per share ($992,981,239 ÷ 31,360,932 shares outstanding) no par value, unlimited shares authorized	$31.66
Offering price per share	$31.66
Redemption proceeds per share	$31.66
Class R6 Shares:
Net asset value per share ($647,088,982 ÷ 20,423,254 shares outstanding) no par value, unlimited shares authorized	$31.68
Offering price per share	$31.68
Redemption proceeds per share	$31.68
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2021 (unaudited)

Investment Income:
Dividends (including $4,809 received from affiliated holdings* and net of foreign taxes withheld of $1,477,694)			$10,146,834
Expenses:
Investment adviser fee (Note 5)		$7,703,816
Administrative fee (Note 5)		709,445
Custodian fees		246,487
Transfer agent fees (Note 2)		516,274
Directors’/Trustees’ fees (Note 5)		4,811
Auditing fees		16,029
Legal fees		6,039
Distribution services fee (Note 5)		21,967
Other service fees (Notes 2 and 5)		65,125
Portfolio accounting fees		115,967
Share registration costs		46,092
Printing and postage		31,403
Miscellaneous (Note 5)		25,116
TOTAL EXPENSES		9,508,571
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,629,196)
Reimbursement of other operating expenses (Notes 2 and 5)	(211,927)
TOTAL WAIVER AND REIMBURSEMENTS		(4,841,123)
Net expenses			4,667,448
Net investment income			5,479,386
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including net realized gain of $4,556,654 on sales of investments in affiliated holdings*)	$21,856,958
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $3,685,308 of investments in affiliated holdings*)	(104,646,679)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(82,789,721)
Change in net assets resulting from operations	$(77,310,335)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2021	Year Ended 5/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,479,386	$11,180,540
Net realized gain	21,856,958	196,337,895
Net change in unrealized appreciation/depreciation	(104,646,679)	423,764,341
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(77,310,335)	631,282,776
Distributions to Shareholders:
Class A Shares	—	(431,117)
Class C Shares	—	(15,858)
Institutional Shares	—	(10,555,509)
Class R6 Shares	—	(7,446,518)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(18,449,002)
Share Transactions:
Proceeds from sale of shares	155,785,472	205,427,139
Net asset value of shares issued to shareholders in payment of distributions declared	—	13,568,737
Cost of shares redeemed	(158,145,050)	(384,878,170)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,359,578)	(165,882,294)
Change in net assets	(79,669,913)	446,951,480
Net Assets:
Beginning of period	1,763,603,032	1,316,651,552
End of period	$1,683,933,119	$1,763,603,032
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes International Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $4,841,123 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended November 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$16,806	$(3,342)
Class C Shares	2,228	(626)
Institutional Shares	468,441	(207,959)
Class R6 Shares	28,799	—
TOTAL	$516,274	$(211,927)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$57,985
Class C Shares	7,140
TOTAL	$65,125
For the six months ended November 30, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of November 30, 2021, the Fund has no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	91,432	$3,029,814	226,806	$6,140,114
Shares issued to shareholders in payment of distributions declared	—	—	13,062	385,718
Shares redeemed	(309,402)	(10,324,356)	(581,309)	(15,729,197)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(217,970)	$(7,294,542)	(341,441)	$(9,203,365)

	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,272	$228,062	12,135	$343,497
Shares issued to shareholders in payment of distributions declared	—	—	552	15,526
Shares redeemed	(18,589)	(578,596)	(57,280)	(1,455,497)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(11,317)	$(350,534)	(44,593)	$(1,096,474)

	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,803,853	$127,674,151	5,255,830	$154,845,638
Shares issued to shareholders in payment of distributions declared	—	—	332,987	9,926,333
Shares redeemed	(3,685,865)	(122,602,143)	(9,055,863)	(257,699,566)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	117,988	$5,072,008	(3,467,046)	$(92,927,595)

	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	740,937	$24,853,445	1,572,326	$44,097,890
Shares issued to shareholders in payment of distributions declared	—	—	108,691	3,241,160
Shares redeemed	(737,683)	(24,639,955)	(3,927,983)	(109,993,910)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,254	$213,490	(2,246,966)	$(62,654,860)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(108,045)	$(2,359,578)	(6,100,046)	$(165,882,294)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At November 30, 2021, the cost of investments for federal tax purposes was $1,187,666,630. The net unrealized appreciation of investments for federal tax purposes was $492,292,525. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $525,859,778 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,567,253.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2021, the Adviser voluntarily waived $766,939 of its fee and voluntarily reimbursed $211,927 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended November 30, 2021, the Adviser reimbursed $3,862,257.
Polaris Capital Management, LLC (“Polaris”), a registered investment adviser, serves as sub-adviser to a portion of the managed assets of the Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the Fund allocated to Polaris equal to the annual rate of 0.40% of the Fund’s average daily assets for the monthly period.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$21,967
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended November 30, 2021, FSC retained $1,102 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended November 30, 2021, FSSC received $1,456 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94%, 0.94%, and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective
Semi-Annual Shareholder Report

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended November 30, 2021, were as follows:
Purchases	$197,669,366
Sales	$228,603,945
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the six months ended November 30, 2021, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the six months ended November 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$ 955.40	$ [2]3.77
Class C Shares	$1,000	$ 951.80	$ [3]7.44
Institutional Shares	$1,000	$ 956.50	$ [4]2.55
Class R6 Shares	$1,000	$ 956.80	$[5]2.35
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,021.21	$ [2]3.90
Class C Shares	$1,000	$ 1,017.45	$[3]7.69
Institutional Shares	$1,000	$1,022.46	$[4]2.64
Class R6 Shares	$1,000	$ 1,022.66	$[5]2.43
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:
Class A Shares	0.77%
Class C Shares	1.52%
Institutional Shares	0.52%
Class R6 Shares	0.48%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 1.19% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.83 and $6.02, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.94% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.49 and $9.80, respectively.
Semi-Annual Shareholder Report

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.94% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.76, respectively.
5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R6 Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.41 and $4.56, respectively.
Semi-Annual Shareholder Report

Federated Hermes International Growth Fund
Financial Statements and Notes to Financial Statements
Federated Hermes International Equity Fund’s investment in Federated Hermes International Growth Fund represents a significant number of the outstanding shares of Federated Hermes International Growth Fund. Therefore the Federated Hermes International Growth Fund financial statements and notes to financial statements are included on pages 36 through 60.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	13.1%
United Kingdom	8.8%
China	7.2%
France	6.5%
Netherlands	5.7%
Sweden	5.7%
Switzerland	5.4%
South Korea	5.2%
Singapore	4.8%
Canada	3.4%
India	3.1%
Israel	3.1%
Argentina	3.0%
Germany	2.7%
Taiwan	2.4%
Ireland	2.3%
Norway	2.1%
Australia	2.0%
Hong Kong	1.6%
Denmark	1.5%
Italy	1.5%
Hungary	1.4%
Vietnam	1.2%
Russia	1.1%
Poland	1.1%
Other[2]	2.7%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100%
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

At November 30, 2021, the Fund’s sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	26.2%
Health Care	15.6%
Industrials	12.7%
Consumer Discretionary	11.3%
Financials	9.3%
Communication Services	8.6%
Consumer Staples	5.8%
Materials	4.8%
Energy	3.1%
Real Estate	1.2%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 95.9% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.6%
		Argentina—3.0%
48,401	[1]	Globant SA	$12,826,749
10,484	[1]	Mercadolibre, Inc.	12,459,290
		TOTAL	25,286,039
		Australia—2.0%
87,973	[1]	Afterpay Ltd.	6,638,541
272,439		Wisetech Global Ltd.	10,032,988
		TOTAL	16,671,529
		Belgium—0.8%
134,596		Umicore SA	6,539,671
		Brazil—0.4%
775,270	[1]	3R Petroleum Oleo e Gas SA	3,808,881
		Canada—3.4%
363,669	[1]	Aritzia, Inc.	14,410,681
31,379	[1]	Lululemon Athletica, Inc.	14,258,932
		TOTAL	28,669,613
		China—7.2%
294,085	[1]	360 Finance Inc., ADR	6,846,299
598,481	[1]	Alibaba Group Holding Ltd.	9,596,673
546,400		Ganfeng Lithium Co., Ltd.	10,561,604
320,844		Tencent Holdings Ltd.	18,901,735
718,957	[1]	WuXi PharmaTech Cayman, Inc.	9,791,387
3,778,000		Zijin Mining Group Co. Ltd.	5,019,246
		TOTAL	60,716,944
		Denmark—1.5%
13,049	[1]	Alk-Abello AS	6,561,897
105,857		GN Store Nord AS	6,114,644
		TOTAL	12,676,541
		Finland—0.8%
135,130		Neste Oyj	6,372,966
		France—6.5%
190,057		Dassault Systemes SA	11,457,028
43,387		Eurofins Scientific SE	5,543,575
16,203		LVMH Moet Hennessy Louis Vuitton SA	12,577,576
15,085		Sartorius Stedim Biotech	8,890,452
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
24,987		Teleperformance	$10,270,354
110,803	[1]	Worldline SA	5,829,569
		TOTAL	54,568,554
		Germany—2.7%
86,061	[1]	Friedrich Vorwerk Group SE	3,225,847
92,846		Porsche Automobil Holding SE, Pfd.	7,806,797
7,157		Rational AG	6,606,751
40,728		SAP SE, ADR	5,231,104
		TOTAL	22,870,499
		Hong Kong—1.6%
754,037		AIA Group Ltd.	7,933,924
100,000		Hong Kong Exchanges & Clearing Ltd.	5,514,234
		TOTAL	13,448,158
		Hungary—1.4%
214,999	[1]	OTP Bank RT	11,881,515
		India—3.1%
147,477		HDFC Bank Ltd., ADR	9,655,319
149,604	[1]	One 97 Communications Ltd.	3,383,347
399,189		Reliance Industries Limited	12,844,551
75		Reliance Industries Ltd.	1,864
		TOTAL	25,885,081
		Ireland—2.3%
31,090	[1]	ICON PLC	8,408,912
93,744		Kingspan Group PLC	10,821,841
		TOTAL	19,230,753
		Israel—3.1%
36,236	[1]	CyberArk Software Ltd.	6,263,393
113,924	[1]	Inmode Ltd.	8,658,224
32,031	[1]	Solaredge Technologies, Inc.	10,498,480
		TOTAL	25,420,097
		Italy—1.5%
868,545		Davide Campari-Milano NV	12,666,544
		Japan—13.1%
76,341		Hoya Corp.	12,060,735
22,217		Keyence Corp.	13,721,203
46,612		Lasertec Corp.	12,151,441
145,450		Murata Manufacturing Co. Ltd.	10,668,300
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
113,112		Nidec Corp.	$12,933,534
315,066		Nihon M&A Center, Inc.	9,201,156
430,408		Olympus Corp.	9,524,480
903,600	[1]	Renesas Electronics Corp.	11,300,998
17,872		SMC Corp.	11,404,298
549,300		Tsubaki Nakashima Co. Ltd.	6,621,728
		TOTAL	109,587,873
		Kenya—0.4%
10,761,381		Safaricom Ltd.	3,620,029
		Netherlands—5.7%
2,342	[1]	Adyen BV	6,495,147
96,789	[1]	Alfen Beheer BV	9,348,499
35,068		ASML Holding NV, ADR	27,756,673
88,383		Corbion NV	4,089,648
		TOTAL	47,689,967
		Norway—2.1%
1,142,110	[1]	Aker Carbon Capture AS	3,825,312
189,843	[1]	Crayon Group Holding ASA	3,891,162
139,791		Tomra ASA	9,569,215
		TOTAL	17,285,689
		Poland—1.1%
116,376	[1]	Dino Polska SA	9,643,134
		Russia—1.1%
134,106	[1]	Yandex NV	9,647,586
		Singapore—4.8%
769,688		DBS Group Holdings Ltd.	16,815,566
69,161	[1]	Sea Ltd., ADR	19,923,209
1,637,814		Singapore Technologies Engineering Ltd.	4,577,049
		TOTAL	41,315,824
		South Korea—5.2%
196,868		Kakao Corp.	20,036,312
40,564		Samsung SDI Co. Ltd.	23,543,017
		TOTAL	43,579,329
		Sweden—5.7%
98,367	[1]	BICO Group AB	3,204,392
247,697		Medicover AB	7,833,511
112,753	[2]	MIPS AB	15,059,368
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
796,026		Swedish Match AB	$5,809,782
200,064		Vitrolife AB	12,225,585
104,604	[1]	Xvivo Perfusion AB	3,434,034
		TOTAL	47,566,672
		Switzerland—5.4%
121,622		Alcon, Inc.	9,535,165
4,132		Barry Callebaut AG	9,801,067
86,391		Nestle SA	11,105,853
36,924		Sika AG	14,487,867
		TOTAL	44,929,952
		Taiwan—2.4%
935,000		Taiwan Semiconductor Manufacturing Co. Ltd	19,892,085
		United Kingdom—8.8%
147,782		Ashtead Group PLC	11,831,586
344,153		AstraZeneca PLC, ADR	18,869,909
972,902		Burford Capital Ltd.	10,127,910
268,741	[1]	Ceres Power Holdings PLC	3,955,415
822,679	[1]	Darktrace PLC	5,025,805
66,550	[1]	Endava PLC, ADR	10,417,737
397,331	[1]	Entain PLC	8,784,571
343,627	[1]	JET2 PLC	4,446,445
		TOTAL	73,459,378
		Uruguay—0.3%
77,023	[1]	DLocal Ltd.	2,557,164
		Vietnam—1.2%
2,752,533		Vinhomes Joint Stock Company	10,261,277
		TOTAL COMMON STOCKS (IDENTIFIED COST $506,820,521)	827,749,344
		INVESTMENT COMPANY—0.6%
4,823,369		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[3] (IDENTIFIED COST $4,823,902)	4,823,851
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $511,644,423)[4]	832,573,195
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	6,570,909
		TOTAL NET ASSETS—100%	$839,144,104
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$15,738,628	$3,549,269	$19,287,897
Purchases at Cost	$26,586,206	$134,954,431	$161,540,637
Proceeds from Sales	$(42,324,834)	$(133,676,070)	$(176,000,904)
Change in Unrealized Appreciation/Depreciation	NA	$(57)	$(57)
Net Realized Gain/(Loss)	NA	$(3,722)	$(3,722)
Value as of 11/30/2021	$—	$4,823,851	$4,823,851
Shares Held as of 11/30/2021	$—	4,823,369	4,823,369
Dividend Income	$876	$833	$1,709
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2021, these restricted securities amounted to $15,059,368, which represented 1.8% of total net assets.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2021 in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 282,966,765	$ 544,782,579	$—	$827,749,344
Investment Company	4,823,851	—	—	4,823,851
TOTAL SECURITIES	$ 287,790,616	$ 544,782,579	$—	$832,573,195
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares (formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,
		2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$18.70	$13.02	$11.87	$14.79	$12.59	$10.92
Income From Investment Operations:
Net investment income (loss)[3]	(0.01)	0.09	0.03	0.08	0.06	0.07
Net realized and unrealized gain (loss)	0.15	6.39	1.73	(1.28)	2.32	1.70
TOTAL FROM INVESTMENT OPERATIONS	0.14	6.48	1.76	(1.20)	2.38	1.77
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.08)	(0.06)	(0.07)	(0.08)
Distributions from net realized gains	—	(0.79)	(0.53)	(1.67)	(0.11)	(0.02)
TOTAL DISTRIBUTIONS	—	(0.80)	(0.61)	(1.73)	(0.18)	(0.10)
Payment by Affiliate[4]	—	—	—	0.01	—	—
Net Asset Value, End of Period	$18.84	$18.70	$13.02	$11.87	$14.79	$12.59
Total Return[5]	0.75%	50.28%	14.78%	(6.61)%[4]	18.97%	16.48%
Ratios to Average Net Assets:
Net expenses[6]	0.84%[7]	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	(0.08)% [7]	0.51%	0.21%	0.58%	0.44%	0.62%
Expense waiver/reimbursement[8]	0.06%[7]	0.36%	5.10%	2.54%	1.73%	2.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$838,912	$835,694	$5,094	$5,412	$6,199	$6,454
Portfolio turnover[9]	19%	89%	70%	54%	64%	49%
1
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
5
Based on net asset value. Total returns for periods of less than one year are not annualized.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
9
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout The Period)
Six Months Ended (unaudited) 11/30/2021[1]
Net Asset Value, Beginning of Period	$20.05
Income From Investment Operations:
Net investment income (loss) [2]	(0.02)
Net realized and unrealized gain (loss)	(1.18)
TOTAL FROM INVESTMENT OPERATIONS	(1.20)
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$18.85
Total Return[3]	(5.99)%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]
Net investment income (loss)	(0.46)%[5]
Expense waiver/reimbursement[6]	0.09%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$232
Portfolio turnover[7]	19%[8]
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to November 30, 2021.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended November 30, 2021.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $4,823,851 of investment in an affiliated holding* (identified cost $511,644,423)		$832,573,195
Cash denominated in foreign currencies (identified cost $5,511,774)		5,445,764
Income receivable		1,433,223
Receivable for investments sold		67,683
Receivable for shares sold		33,345
TOTAL ASSETS		839,553,210
Liabilities:
Payable for capital gains taxes withheld	$240,244
Payable for investments purchased	67,886
Payable for shares redeemed	473
Payable for portfolio accounting fees	44,345
Payable for investment adviser fee (Note 5)	28,573
Payable for custodian fees	22,067
Payable for Directors’/Trustees’ fees (Note 5)	1,864
Payable for administrative fee (Note 5)	1,691
Accrued expenses (Note 5)	1,963
TOTAL LIABILITIES		409,106
Net assets for 44,538,493 shares outstanding		$839,144,104
Net Assets Consists of:
Paid-in capital		$475,613,133
Total distributable earnings (loss)		363,530,971
TOTAL NET ASSETS		$839,144,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($838,911,644 ÷ 44,526,160 shares outstanding) no par value, unlimited shares authorized		$18.84
Class R6 Shares:
Net asset value share ($232,460 ÷ 12,333 shares outstanding) no par value, unlimited shares authorized		$18.85
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2021 (unaudited)

Investment Income:
Dividends (including $833 received from an affiliated holding* and net of foreign taxes withheld of $238,702)			$3,416,150
Net income on securities loaned (includes $876 earned from an affiliated holding* related to cash collateral balances) (Note 2)			23,653
TOTAL INCOME			3,439,803
Expenses:
Investment adviser fee (Note 5)		$3,403,586
Administrative fee (Note 5)		355,396
Custodian fees		153,559
Transfer agent fees (Note 2)		28,567
Directors’/Trustees’ fees (Note 5)		3,361
Auditing fees		16,029
Legal fees		5,461
Portfolio accounting fees		82,745
Share registration costs		18,200
Printing and postage		11,011
Miscellaneous (Note 5)		20,347
TOTAL EXPENSES		4,098,262
Waiver/reimbursement of investment adviser fee (Note 5)	$(287,990)
Net expenses			3,810,272
Net investment income (loss)			(370,469)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(3,722) on sales of investments in an affiliated holding*) and foreign currency transactions			39,816,174
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(57) of investments in an affiliated holding*)			(30,811,377)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			9,004,797
Change in net assets resulting from operations			$8,634,328
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2021	Year Ended 5/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(370,469)	$462,773
Net realized gain	39,816,174	4,782,273
Net change in unrealized appreciation/depreciation	(30,811,377)	350,056,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,634,328	355,301,212
Distributions to Shareholders:
Institutional Shares	—	(344,222)
Class R6 Shares[1]	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(344,222)
Share Transactions:
Proceeds from sale of shares	40,601,018	533,259,568
Net asset value of shares issued to shareholders in payment of distributions declared	—	344,222
Cost of shares redeemed	(45,785,375)	(57,960,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,184,357)	475,643,502
Change in net assets	3,449,971	830,600,492
Net Assets:
Beginning of period	835,694,133	5,093,641
End of period	$839,144,104	$835,694,133
1
The Class R6 Shares commenced operations on August 26, 2021.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2021 (unaudited)
1. Organization
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two class of shares: Institutional Shares and Class R6 Shares. Class R6 shares commenced operations on August 26, 2021. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
MIPS AB	10/2/2019	$1,810,439	$15,059,368
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on the relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $287,990 is disclosed in Note 5.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Transfer Agent Fees
For the six months ended November 30, 2021, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$28,565
Class R6 Shares	2
TOTAL	$28,567
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of November 30, 2021, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

3. shares of beneficial interest
The following tables summarize share activity:
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,128,786	$40,354,472	47,422,997	$533,259,568
Shares issued to shareholders in payment of distributions declared	—	—	19,909	344,222
Shares redeemed	(2,293,070)	(45,785,375)	(3,143,660)	(57,960,288)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(164,284)	$(5,430,903)	44,299,246	$475,643,502

	Six Months Ended 11/30/2021[1]		Year Ended 5/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,333	$246,546	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	12,333	$246,546	—	—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(151,951)	$(5,184,357)	44,299,246	$475,643,502
1
Reflects operations for the period from August 26 2021 (commencement of operations) to November 30, 2021.
4. FEDERAL TAX INFORMATION
At November 30, 2021, the cost of investments for federal tax purposes was $511,644,423. The net unrealized appreciation of investments for federal tax purposes was $320,928,772. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $346,765,196 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,836,424.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2021, the Adviser voluntarily waived $283,183 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended November 30, 2021, the Adviser reimbursed $4,807.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of November 30, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, for the six months ended November 30, 2021, were as follows:
Purchases	$162,708,872
Sales	$174,652,042
7. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the six months ended November 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the six months ended November 30, 2021, the program was not utilized.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000.00	$1,007.50	$4.23
Class R6 Shares	$ 1,000.00	$945.80	$[2]2.15

Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000.00	$1,020.86	$4.26
Class R6 Shares	$ 1,000.00	$1,020.91	$4.20
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Institutional Shares	0.84%
Class R6 Shares	0.83%
2
Actual” expense information for the Fund’s Class R6 Shares is for the period from August 26, 2021 (commencement of operations) to November 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.83% multiplied by 97/365 (to reflect the period from initial investment to November 30, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
Federated Hermes International Growth Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Equity Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The
Semi-Annual Shareholder Report

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A713
CUSIP 31423A697
CUSIP 31423A689
CUSIP 31423A671
Q454744 (1/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2021

Share Class | Ticker	Institutional | PIGDX	R6 | REIGX

Federated Hermes International Growth Fund
Successor to the PNC International Growth Fund Established 2016

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2021 through November 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	13.1%
United Kingdom	8.8%
China	7.2%
France	6.5%
Netherlands	5.7%
Sweden	5.7%
Switzerland	5.4%
South Korea	5.2%
Singapore	4.8%
Canada	3.4%
India	3.1%
Israel	3.1%
Argentina	3.0%
Germany	2.7%
Taiwan	2.4%
Ireland	2.3%
Norway	2.1%
Australia	2.0%
Hong Kong	1.6%
Denmark	1.5%
Italy	1.5%
Hungary	1.4%
Vietnam	1.2%
Russia	1.1%
Poland	1.1%
Other[2]	2.7%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100%
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1

At November 30, 2021, the Fund’s sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	26.2%
Health Care	15.6%
Industrials	12.7%
Consumer Discretionary	11.3%
Financials	9.3%
Communication Services	8.6%
Consumer Staples	5.8%
Materials	4.8%
Energy	3.1%
Real Estate	1.2%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 95.9% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
November 30, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.6%
		Argentina—3.0%
48,401	[1]	Globant SA	$12,826,749
10,484	[1]	Mercadolibre, Inc.	12,459,290
		TOTAL	25,286,039
		Australia—2.0%
87,973	[1]	Afterpay Ltd.	6,638,541
272,439		Wisetech Global Ltd.	10,032,988
		TOTAL	16,671,529
		Belgium—0.8%
134,596		Umicore SA	6,539,671
		Brazil—0.4%
775,270	[1]	3R Petroleum Oleo e Gas SA	3,808,881
		Canada—3.4%
363,669	[1]	Aritzia, Inc.	14,410,681
31,379	[1]	Lululemon Athletica, Inc.	14,258,932
		TOTAL	28,669,613
		China—7.2%
294,085	[1]	360 Finance Inc., ADR	6,846,299
598,481	[1]	Alibaba Group Holding Ltd.	9,596,673
546,400		Ganfeng Lithium Co., Ltd.	10,561,604
320,844		Tencent Holdings Ltd.	18,901,735
718,957	[1]	WuXi PharmaTech Cayman, Inc.	9,791,387
3,778,000		Zijin Mining Group Co. Ltd.	5,019,246
		TOTAL	60,716,944
		Denmark—1.5%
13,049	[1]	Alk-Abello AS	6,561,897
105,857		GN Store Nord AS	6,114,644
		TOTAL	12,676,541
		Finland—0.8%
135,130		Neste Oyj	6,372,966
		France—6.5%
190,057		Dassault Systemes SA	11,457,028
43,387		Eurofins Scientific SE	5,543,575
16,203		LVMH Moet Hennessy Louis Vuitton SA	12,577,576
15,085		Sartorius Stedim Biotech	8,890,452
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
24,987		Teleperformance	$10,270,354
110,803	[1]	Worldline SA	5,829,569
		TOTAL	54,568,554
		Germany—2.7%
86,061	[1]	Friedrich Vorwerk Group SE	3,225,847
92,846		Porsche Automobil Holding SE, Pfd.	7,806,797
7,157		Rational AG	6,606,751
40,728		SAP SE, ADR	5,231,104
		TOTAL	22,870,499
		Hong Kong—1.6%
754,037		AIA Group Ltd.	7,933,924
100,000		Hong Kong Exchanges & Clearing Ltd.	5,514,234
		TOTAL	13,448,158
		Hungary—1.4%
214,999	[1]	OTP Bank RT	11,881,515
		India—3.1%
147,477		HDFC Bank Ltd., ADR	9,655,319
149,604	[1]	One 97 Communications Ltd.	3,383,347
399,189		Reliance Industries Limited	12,844,551
75		Reliance Industries Ltd.	1,864
		TOTAL	25,885,081
		Ireland—2.3%
31,090	[1]	ICON PLC	8,408,912
93,744		Kingspan Group PLC	10,821,841
		TOTAL	19,230,753
		Israel—3.1%
36,236	[1]	CyberArk Software Ltd.	6,263,393
113,924	[1]	Inmode Ltd.	8,658,224
32,031	[1]	Solaredge Technologies, Inc.	10,498,480
		TOTAL	25,420,097
		Italy—1.5%
868,545		Davide Campari-Milano NV	12,666,544
		Japan—13.1%
76,341		Hoya Corp.	12,060,735
22,217		Keyence Corp.	13,721,203
46,612		Lasertec Corp.	12,151,441
145,450		Murata Manufacturing Co. Ltd.	10,668,300
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
113,112		Nidec Corp.	$12,933,534
315,066		Nihon M&A Center, Inc.	9,201,156
430,408		Olympus Corp.	9,524,480
903,600	[1]	Renesas Electronics Corp.	11,300,998
17,872		SMC Corp.	11,404,298
549,300		Tsubaki Nakashima Co. Ltd.	6,621,728
		TOTAL	109,587,873
		Kenya—0.4%
10,761,381		Safaricom Ltd.	3,620,029
		Netherlands—5.7%
2,342	[1]	Adyen BV	6,495,147
96,789	[1]	Alfen Beheer BV	9,348,499
35,068		ASML Holding NV, ADR	27,756,673
88,383		Corbion NV	4,089,648
		TOTAL	47,689,967
		Norway—2.1%
1,142,110	[1]	Aker Carbon Capture AS	3,825,312
189,843	[1]	Crayon Group Holding ASA	3,891,162
139,791		Tomra ASA	9,569,215
		TOTAL	17,285,689
		Poland—1.1%
116,376	[1]	Dino Polska SA	9,643,134
		Russia—1.1%
134,106	[1]	Yandex NV	9,647,586
		Singapore—4.8%
769,688		DBS Group Holdings Ltd.	16,815,566
69,161	[1]	Sea Ltd., ADR	19,923,209
1,637,814		Singapore Technologies Engineering Ltd.	4,577,049
		TOTAL	41,315,824
		South Korea—5.2%
196,868		Kakao Corp.	20,036,312
40,564		Samsung SDI Co. Ltd.	23,543,017
		TOTAL	43,579,329
		Sweden—5.7%
98,367	[1]	BICO Group AB	3,204,392
247,697		Medicover AB	7,833,511
112,753	[2]	MIPS AB	15,059,368
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
796,026		Swedish Match AB	$5,809,782
200,064		Vitrolife AB	12,225,585
104,604	[1]	Xvivo Perfusion AB	3,434,034
		TOTAL	47,566,672
		Switzerland—5.4%
121,622		Alcon, Inc.	9,535,165
4,132		Barry Callebaut AG	9,801,067
86,391		Nestle SA	11,105,853
36,924		Sika AG	14,487,867
		TOTAL	44,929,952
		Taiwan—2.4%
935,000		Taiwan Semiconductor Manufacturing Co. Ltd	19,892,085
		United Kingdom—8.8%
147,782		Ashtead Group PLC	11,831,586
344,153		AstraZeneca PLC, ADR	18,869,909
972,902		Burford Capital Ltd.	10,127,910
268,741	[1]	Ceres Power Holdings PLC	3,955,415
822,679	[1]	Darktrace PLC	5,025,805
66,550	[1]	Endava PLC, ADR	10,417,737
397,331	[1]	Entain PLC	8,784,571
343,627	[1]	JET2 PLC	4,446,445
		TOTAL	73,459,378
		Uruguay—0.3%
77,023	[1]	DLocal Ltd.	2,557,164
		Vietnam—1.2%
2,752,533		Vinhomes Joint Stock Company	10,261,277
		TOTAL COMMON STOCKS (IDENTIFIED COST $506,820,521)	827,749,344
		INVESTMENT COMPANY—0.6%
4,823,369		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[3] (IDENTIFIED COST $4,823,902)	4,823,851
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $511,644,423)[4]	832,573,195
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	6,570,909
		TOTAL NET ASSETS—100%	$839,144,104
Semi-Annual Shareholder Report
6

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$15,738,628	$3,549,269	$19,287,897
Purchases at Cost	$26,586,206	$134,954,431	$161,540,637
Proceeds from Sales	$(42,324,834)	$(133,676,070)	$(176,000,904)
Change in Unrealized Appreciation/Depreciation	NA	$(57)	$(57)
Net Realized Gain/(Loss)	NA	$(3,722)	$(3,722)
Value as of 11/30/2021	$—	$4,823,851	$4,823,851
Shares Held as of 11/30/2021	$—	4,823,369	4,823,369
Dividend Income	$876	$833	$1,709
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2021, these restricted securities amounted to $15,059,368, which represented 1.8% of total net assets.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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7

The following is a summary of the inputs used, as of November 30, 2021 in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 282,966,765	$ 544,782,579	$—	$827,749,344
Investment Company	4,823,851	—	—	4,823,851
TOTAL SECURITIES	$ 287,790,616	$ 544,782,579	$—	$832,573,195
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares (formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,
		2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$18.70	$13.02	$11.87	$14.79	$12.59	$10.92
Income From Investment Operations:
Net investment income (loss)[3]	(0.01)	0.09	0.03	0.08	0.06	0.07
Net realized and unrealized gain (loss)	0.15	6.39	1.73	(1.28)	2.32	1.70
TOTAL FROM INVESTMENT OPERATIONS	0.14	6.48	1.76	(1.20)	2.38	1.77
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.08)	(0.06)	(0.07)	(0.08)
Distributions from net realized gains	—	(0.79)	(0.53)	(1.67)	(0.11)	(0.02)
TOTAL DISTRIBUTIONS	—	(0.80)	(0.61)	(1.73)	(0.18)	(0.10)
Payment by Affiliate[4]	—	—	—	0.01	—	—
Net Asset Value, End of Period	$18.84	$18.70	$13.02	$11.87	$14.79	$12.59
Total Return[5]	0.75%	50.28%	14.78%	(6.61)%[4]	18.97%	16.48%
Ratios to Average Net Assets:
Net expenses[6]	0.84%[7]	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	(0.08)% [7]	0.51%	0.21%	0.58%	0.44%	0.62%
Expense waiver/reimbursement[8]	0.06%[7]	0.36%	5.10%	2.54%	1.73%	2.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$838,912	$835,694	$5,094	$5,412	$6,199	$6,454
Portfolio turnover[9]	19%	89%	70%	54%	64%	49%
1
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
5
Based on net asset value. Total returns for periods of less than one year are not annualized.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
9
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout The Period)
Six Months Ended (unaudited) 11/30/2021[1]
Net Asset Value, Beginning of Period	$20.05
Income From Investment Operations:
Net investment income (loss) [2]	(0.02)
Net realized and unrealized gain (loss)	(1.18)
TOTAL FROM INVESTMENT OPERATIONS	(1.20)
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$18.85
Total Return[3]	(5.99)%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]
Net investment income (loss)	(0.46)%[5]
Expense waiver/reimbursement[6]	0.09%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$232
Portfolio turnover[7]	19%[8]
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to November 30, 2021.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended November 30, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
November 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $4,823,851 of investment in an affiliated holding* (identified cost $511,644,423)		$832,573,195
Cash denominated in foreign currencies (identified cost $5,511,774)		5,445,764
Income receivable		1,433,223
Receivable for investments sold		67,683
Receivable for shares sold		33,345
TOTAL ASSETS		839,553,210
Liabilities:
Payable for capital gains taxes withheld	$240,244
Payable for investments purchased	67,886
Payable for shares redeemed	473
Payable for portfolio accounting fees	44,345
Payable for investment adviser fee (Note 5)	28,573
Payable for custodian fees	22,067
Payable for Directors’/Trustees’ fees (Note 5)	1,864
Payable for administrative fee (Note 5)	1,691
Accrued expenses (Note 5)	1,963
TOTAL LIABILITIES		409,106
Net assets for 44,538,493 shares outstanding		$839,144,104
Net Assets Consists of:
Paid-in capital		$475,613,133
Total distributable earnings (loss)		363,530,971
TOTAL NET ASSETS		$839,144,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($838,911,644 ÷ 44,526,160 shares outstanding) no par value, unlimited shares authorized		$18.84
Class R6 Shares:
Net asset value share ($232,460 ÷ 12,333 shares outstanding) no par value, unlimited shares authorized		$18.85
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended November 30, 2021 (unaudited)

Investment Income:
Dividends (including $833 received from an affiliated holding* and net of foreign taxes withheld of $238,702)			$3,416,150
Net income on securities loaned (includes $876 earned from an affiliated holding* related to cash collateral balances) (Note 2)			23,653
TOTAL INCOME			3,439,803
Expenses:
Investment adviser fee (Note 5)		$3,403,586
Administrative fee (Note 5)		355,396
Custodian fees		153,559
Transfer agent fees (Note 2)		28,567
Directors’/Trustees’ fees (Note 5)		3,361
Auditing fees		16,029
Legal fees		5,461
Portfolio accounting fees		82,745
Share registration costs		18,200
Printing and postage		11,011
Miscellaneous (Note 5)		20,347
TOTAL EXPENSES		4,098,262
Waiver/reimbursement of investment adviser fee (Note 5)	$(287,990)
Net expenses			3,810,272
Net investment income (loss)			(370,469)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(3,722) on sales of investments in an affiliated holding*) and foreign currency transactions			39,816,174
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(57) of investments in an affiliated holding*)			(30,811,377)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			9,004,797
Change in net assets resulting from operations			$8,634,328
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2021	Year Ended 5/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(370,469)	$462,773
Net realized gain	39,816,174	4,782,273
Net change in unrealized appreciation/depreciation	(30,811,377)	350,056,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,634,328	355,301,212
Distributions to Shareholders:
Institutional Shares	—	(344,222)
Class R6 Shares[1]	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(344,222)
Share Transactions:
Proceeds from sale of shares	40,601,018	533,259,568
Net asset value of shares issued to shareholders in payment of distributions declared	—	344,222
Cost of shares redeemed	(45,785,375)	(57,960,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,184,357)	475,643,502
Change in net assets	3,449,971	830,600,492
Net Assets:
Beginning of period	835,694,133	5,093,641
End of period	$839,144,104	$835,694,133
1
The Class R6 Shares commenced operations on August 26, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
November 30, 2021 (unaudited)
1. Organization
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two class of shares: Institutional Shares and Class R6 Shares. Class R6 shares commenced operations on August 26, 2021. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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14

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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15

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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16

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
MIPS AB	10/2/2019	$1,810,439	$15,059,368
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on the relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $287,990 is disclosed in Note 5.
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17

Transfer Agent Fees
For the six months ended November 30, 2021, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$28,565
Class R6 Shares	2
TOTAL	$28,567
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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18

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of November 30, 2021, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
19

3. shares of beneficial interest
The following tables summarize share activity:
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,128,786	$40,354,472	47,422,997	$533,259,568
Shares issued to shareholders in payment of distributions declared	—	—	19,909	344,222
Shares redeemed	(2,293,070)	(45,785,375)	(3,143,660)	(57,960,288)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(164,284)	$(5,430,903)	44,299,246	$475,643,502

	Six Months Ended 11/30/2021[1]		Year Ended 5/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,333	$246,546	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	12,333	$246,546	—	—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(151,951)	$(5,184,357)	44,299,246	$475,643,502
1
Reflects operations for the period from August 26 2021 (commencement of operations) to November 30, 2021.
4. FEDERAL TAX INFORMATION
At November 30, 2021, the cost of investments for federal tax purposes was $511,644,423. The net unrealized appreciation of investments for federal tax purposes was $320,928,772. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $346,765,196 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,836,424.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2021, the Adviser voluntarily waived $283,183 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended November 30, 2021, the Adviser reimbursed $4,807.
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20

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of November 30, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, for the six months ended November 30, 2021, were as follows:
Purchases	$162,708,872
Sales	$174,652,042
7. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the six months ended November 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the six months ended November 30, 2021, the program was not utilized.
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10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000.00	$1,007.50	$4.23
Class R6 Shares	$ 1,000.00	$945.80	$[2]2.15

Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000.00	$1,020.86	$4.26
Class R6 Shares	$ 1,000.00	$1,020.91	$4.20
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Institutional Shares	0.84%
Class R6 Shares	0.83%
2
Actual” expense information for the Fund’s Class R6 Shares is for the period from August 26, 2021 (commencement of operations) to November 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.83% multiplied by 97/365 (to reflect the period from initial investment to November 30, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Growth Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For both the one-year and three-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received
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by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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36

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes International Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A648
CUSIP 31423A630
Q454743 (1/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2022